Intellectual Property and Collaborative Agreements (Detail Textuals) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2013	Apr. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Oct. 31, 2012	Mar. 31, 2012	Dec. 31, 2013 Compounds	Dec. 31, 2011
Arcturus
Intellectual Property And Collaborative Agreements [Line Items]
Payment received under license agreement	$ 0.8
Tekmira
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement			0.3
Additional payment received		0.2
Novartis
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement				1.0
Monsanto
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement					1.5
Received for designated R&D and manufacturing services				0.05
ProNAi
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement							14.0
Reduction of a fee in exchange for accelerated payment recorded as a decrease in revenue and accounts receivable						0.2
Mirna
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement								1.0	63.0
Agreement termination period								60 days
Phase 1 clinical development milestone			0.15			0.25
Number of compounds								3
Future additional selection upfront payment								$ 0.5